Note 13 - Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Schedule of Net Benefit Costs [Table Text Block]
	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Service cost – benefits earned during the period	$20.0	$21.7	$22.5	$14.4	$15.4	$15.7	$4.8	$5.5	$6.1
Interest cost on projected benefit obligation	21.5	20.7	22.6	14.7	14.2	15.8	4.7	4.6	4.9
Expected return on plan assets	(31.3)	(31.6)	(35.0)	(22.7)	(22.5)	(24.6)	(5.2)	(5.8)	(6.9)
Amortization of prior service (credit) cost	(4.5)	(3.1)	(2.5)	(1.9)	(0.6)	0.1	(2.4)	(2.3)	(2.4)
Amortization of actuarial loss	11.9	14.9	14.4	9.6	11.0	11.3	2.4	3.9	3.1
Loss on lump-sum settlements and curtailments	33.6	18.2	31.6	27.3	11.6	26.6	6.3	6.6	5.0
Subtotal	51.2	40.8	53.6	41.4	29.1	44.9	10.6	12.5	9.8
Regulatory adjustment	12.5	20.6	6.6	9.9	19.0	3.9	1.7	0.7	1.8
Net pension cost	$63.7	$61.4	$60.2	$51.3	$48.1	$48.8	$12.3	$13.2	$11.6
	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Service cost – benefits earned during the period	$7.5	$7.3	$5.9	$6.3	$6.2	$5.3	$1.1	$0.9	$0.4
Interest cost on accumulated postretirement benefit obligation	6.0	6.0	6.3	4.5	4.5	4.7	1.4	1.3	1.4
Expected return on plan assets	(16.8)	(16.1)	(16.7)	(11.3)	(10.9)	(11.4)	(5.2)	(4.9)	(5.0)
Amortization of prior service cost (credit)	1.0	1.0	(0.5)	0.7	0.7	(0.2)	0.3	0.3	(0.3)
Amortization of actuarial gain	(2.2)	(1.6)	(2.0)	(1.9)	(1.5)	(2.0)	—	—	—
Subtotal	(4.5)	(3.4)	(7.0)	(1.7)	(1.0)	(3.6)	(2.4)	(2.4)	(3.5)
Regulatory adjustment	3.3	13.2	16.0	5.0	15.0	17.7	(1.8)	(1.8)	(1.8)
Net postretirement benefit (income) cost	$(1.2)	$9.8	$9.0	$3.3	$14.0	$14.1	$(4.2)	$(4.2)	$(5.3)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Current year actuarial (gain) loss	$(16.9)	$(8.1)	$68.0	$0.9	$(0.9)	$37.8	$(16.0)	$(1.5)	$24.4
Amortization of actuarial loss	(11.9)	(14.9)	(14.4)	(9.6)	(11.0)	(11.3)	(2.4)	(3.9)	(3.1)
Acceleration of loss recognized due to settlement	(33.6)	(18.2)	(31.7)	(27.3)	(11.6)	(26.6)	(6.3)	(6.6)	(5.1)
Current year service credit	—	(17.9)	(4.4)	—	(17.9)	(4.4)	—	—	—
Amortization of prior service credit (cost)	4.5	3.1	2.5	1.9	0.6	(0.1)	2.4	2.3	2.4
Subtotal	(57.9)	(56.0)	20.0	(34.1)	(40.8)	(4.6)	(22.3)	(9.7)	18.6
Regulatory adjustment	56.3	57.3	(19.5)	32.5	42.1	5.1	22.3	9.7	(18.6)
Total recognized in OCI	$(1.6)	$1.3	$0.5	$(1.6)	$1.3	$0.5	$—	$—	$—
	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Current year actuarial loss (gain)	$15.8	$(41.0)	$(7.3)	$9.8	$(29.0)	$(7.6)	$5.9	$(9.9)	$1.1
Amortization of actuarial gain	2.2	1.6	2.0	1.9	1.5	2.0	—	—	—
Current year prior service (cost) credit	(6.3)	—	15.8	(1.1)	—	9.5	(5.2)	—	6.3
Amortization of prior service (cost) credit	(1.0)	(1.0)	0.5	(0.7)	(0.7)	0.2	(0.3)	(0.3)	0.3
Subtotal	10.7	(40.4)	11.0	9.9	(28.2)	4.1	0.4	(10.2)	7.7
Regulatory adjustment	(10.7)	40.4	(11.0)	(9.9)	28.2	(4.1)	(0.4)	10.2	(7.7)
Total recognized in OCI	$—	$—	$—	$—	$—	$—	$—	$—	$—

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]
	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Benefit obligation, beginning of year	$689.6	$732.6	$479.0	$505.2	$149.4	$163.5
Service cost	20.0	21.7	14.4	15.4	4.8	5.5
Interest cost	21.5	20.7	14.7	14.2	4.7	4.6
Actuarial (gain) loss	(173.9)	6.6	(116.2)	11.0	(42.4)	(1.8)
Plan amendments	—	(17.9)	—	(17.9)	—	—
Settlement loss	33.4	12.3	27.9	8.2	5.6	4.1
Settlement benefits paid	(109.3)	(67.6)	(87.0)	(44.6)	(22.3)	(22.9)
Regular benefits paid	(16.9)	(18.8)	(12.2)	(12.5)	(2.0)	(3.6)
Benefit obligation, end of year	$464.4	$689.6	$320.6	$479.0	$97.8	$149.4
Accumulated benefit obligation, end of year	$457.1	$673.3	$315.0	$465.4	$96.2	$146.9
	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Benefit obligation, beginning of year	$204.2	$212.3	$151.7	$158.4	$48.0	$48.3
Service cost	7.5	7.3	6.3	6.2	1.1	0.9
Interest cost	6.0	6.0	4.5	4.5	1.4	1.3
Actuarial (gain) loss	(52.6)	(7.5)	(37.7)	(6.7)	(13.6)	0.7
Plan amendments	(6.2)	—	(1.0)	—	(5.2)	—
Retiree drug subsidy program	0.2	—	0.2	—	—	—
Benefits paid	(11.0)	(13.9)	(9.2)	(10.7)	(1.8)	(3.2)
Benefit obligation, end of year	$148.1	$204.2	$114.8	$151.7	$29.9	$48.0

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Fair value of plan assets, beginning of year	$498.9	$473.1	$364.0	$336.2	$82.8	$88.6
Actual return on plan assets	(92.5)	58.8	(66.7)	42.7	(15.6)	9.6
Employer contributions	52.4	53.4	37.8	42.2	14.4	11.1
Settlement benefits paid	(109.3)	(67.6)	(87.0)	(44.6)	(22.3)	(22.9)
Regular benefits paid	(16.8)	(18.8)	(12.2)	(12.5)	(2.0)	(3.6)
Fair value of plan assets, end of year	$332.7	$498.9	$235.9	$364.0	$57.3	$82.8
Funded status of plans, end of year	$(131.7)	$(190.7)	$(84.7)	$(115.0)	$(40.5)	$(66.6)
	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Fair value of plan assets at beginning of year	$326.9	$291.0	$221.7	$199.2	$99.4	$87.0
Actual return on plan assets	(51.6)	49.7	(36.2)	33.1	(14.3)	15.6
Employer contributions	0.4	0.1	0.4	0.1	—	—
Benefits paid	(11.0)	(13.9)	(9.2)	(10.7)	(1.8)	(3.2)
Fair value of plan assets, end of year	$264.7	$326.9	$176.7	$221.7	$83.3	$99.4
Funded status of plans, end of year	$116.6	$122.7	$61.9	$70.0	$53.4	$51.4

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Current liabilities	$(1.1)	$(0.8)	$(1.1)	$(0.8)	$—	$—
Noncurrent liabilities	(130.6)	(189.9)	(83.6)	(114.2)	(40.5)	(66.6)
Total	$(131.7)	$(190.7)	$(84.7)	$(115.0)	$(40.5)	$(66.6)
	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Noncurrent assets	$151.6	$170.2	$96.9	$117.5	$53.4	$51.4
Current liabilities	(0.3)	(0.5)	(0.3)	(0.5)	—	—
Noncurrent liabilities	(34.7)	(47.0)	(34.7)	(47.0)	—	—
Total	$116.6	$122.7	$61.9	$70.0	$53.4	$51.4

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Net actuarial loss	$132.0	$194.6	$93.6	$129.6	$41.2	$66.1
Prior service credit	(35.7)	(40.3)	(18.1)	(20.1)	(16.3)	(18.7)
Subtotal	96.3	154.3	75.5	109.5	24.9	47.4
Adjustments for amounts included in regulatory assets	(93.1)	(149.5)	(72.3)	(104.7)	(24.9)	(47.4)
Total	$3.2	$4.8	$3.2	$4.8	$—	$—
	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Net actuarial gain	$(83.3)	$(101.2)	$(74.2)	$(85.8)	$(5.6)	$(11.5)
Prior service cost (credit)	7.1	14.6	7.9	9.7	(0.8)	4.9
Subtotal	(76.2)	(86.6)	(66.3)	(76.1)	(6.4)	(6.6)
Adjustments for amounts included in regulatory assets	76.2	86.6	66.3	76.1	6.4	6.6
Total	$—	$—	$—	$—	$—	$—

Defined Benefit Plan, Assumptions [Table Text Block]
	2022	2021	2020
Weighted average discount rate - Spire Missouri East plan	3.00%	2.85%	3.20%
Weighted average discount rate - Spire Missouri West plan	3.00%	2.75%	3.15%
Weighted average rate of future compensation increase	3.00%	3.00%	3.00%
Expected long-term rate of return on plan assets	6.75%	6.75%	7.25%
	2022	2021	2020
Weighted average discount rate	3.10%/3.0%	2.95%/2.80%	3.25%/3.20%
Weighted average rate of future compensation increase	3.00%	3.00%	3.00%
Expected long-term rate of return on plan assets	6.75%	6.75%	7.25%
	2022	2021
Weighted average discount rate - Spire Missouri East plan	5.70%	3.00%
Weighted average discount rate - Spire Missouri West plan	5.80%	3.00%
Weighted average discount rate - Spire Alabama plans	5.70%/5.65%	3.1%/3.0%
Weighted average rate of future compensation increase	3.00%	3.00%
Cash balance interest crediting rate - Spire Alabama / Spire Missouri	4.25%	4.25%
	2022	2021	2020
Weighted average discount rate - Spire Missouri plans	2.95%	2.75%	3.15%
Weighted average rate of future compensation increase	3.00%	3.00%	3.00%
Expected long-term rate of return on plan assets - Spire Missouri plans	5.75%	5.75%	6.25%
	2022	2021	2020
Weighted average discount rate	2.95%	2.75%	3.15%
Expected long-term rate of return on plan assets	5.00%/6.25%	5.00%/6.25%	5.00%/6.25%
	2022	2021
Weighted average discount rate - Spire Alabama plans	5.80%	2.95%
Weighted average discount rate - Spire Missouri plans	5.80%	2.95%
Weighted average rate of future compensation increase - Spire Missouri East plans	3.00%	3.00%

Defined Benefit Plan, Plan with Projected Benefit Obligation in Excess of Plan Assets [Table Text Block]
	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Projected benefit obligation	$464.4	$689.6	$320.6	$479.0	$97.8	$149.4
Accumulated benefit obligation	457.1	673.3	315.0	465.4	96.2	146.9
Fair value of plan assets	332.7	498.9	235.9	364.0	57.3	82.8

Schedule of Allocation of Plan Assets [Table Text Block]
Spire Missouri	2022 Target	2022 Actual	2021 Target	2021 Actual
Return seeking assets	70.0%	74.3%	70.0%	74.5%
Liability hedging assets	30.0%	22.8%	30.0%	23.1%
Cash and cash equivalents	—%	2.9%	—%	2.4%
Total	100.0%	100.0%	100.0%	100.0%
Spire Alabama	2022 Target	2022 Actual	2021 Target	2021 Actual
Return seeking assets	70.0%	68.7%	70.0%	72.8%
Liability hedging assets	30.0%	25.3%	30.0%	25.5%
Cash and cash equivalents	—%	6.0%	—%	1.7%
Total	100.0%	100.0%	100.0%	100.0%
Spire Missouri	Target	2022 Actual	2021 Actual
Equity securities	60.0%	58.7%	59.2%
Debt securities	40.0%	40.5%	38.9%
Cash and cash equivalents	—%	0.8%	1.9%
Total	100.0%	100.0%	100.0%
Spire Alabama	Target	2022 Actual	2021 Actual
Equity securities	60.5%	57.7%	60.5%
Debt securities	39.5%	42.3%	39.5%
Total	100.0%	100.0%	100.0%

Schedule of Expected Benefit Payments [Table Text Block]
	2023	2024	2025	2026	2027	2028- 2032
Spire	$55.8	$52.3	$47.2	$44.0	$43.5	$202.9
Spire Missouri	41.4	38.9	33.9	30.8	29.6	137.5
Spire Alabama	11.3	10.2	9.9	9.7	10.4	46.4
	2023	2024	2025	2026	2027	2028 - 2032
Spire	$13.7	$14.4	$14.6	$14.5	$14.7	$69.5
Spire Missouri	11.6	12.2	12.3	12.2	12.2	55.7
Spire Alabama	1.9	2.0	2.1	2.1	2.2	11.9

Schedule of Health Care Cost Trend Rates [Table Text Block]
	2022	2021
Medical cost trend assumed for next year - Spire Missouri	6.75%	7.00%
Medical cost trend assumed for next year - Spire Alabama	6.75%	7.00%
Rate to which the medical cost trend rate is assumed to decline (the ultimate medical cost trend rate)	5.00%	5.00%
Year the rate reaches the ultimate trend	2028	2028

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of September 30, 2022
Cash and cash equivalents	$11.5	$—	$—	$11.5
Equity funds - global (including U.S.)	—	122.2	—	122.2
Real asset funds	—	61.0	—	61.0
Debt securities:
U.S. bond funds	42.3	—	—	42.3
U.S. government index funds	36.1	—	—	36.1
Global funds (including U.S.)	—	59.6	—	59.6
Total	$89.9	$242.8	$—	$332.7

As of September 30, 2021
Cash and cash equivalents	$10.6	$—	$—	$10.6
Equity funds - global (including U.S.)	—	201.2	—	201.2
Real asset funds	—	87.7	—	87.7
Debt securities:
U.S. bond funds	58.4	—	—	58.4
U.S. government index funds	60.1	—	—	60.1
Global funds (including U.S.)	—	80.9	—	80.9
Total	$129.1	$369.8	$—	$498.9
	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of September 30, 2022
Cash and cash equivalents	$3.5	$—	$—	$3.5
U.S. stock/bond mutual funds	177.1	69.4	—	246.5
International fund	0.8	13.9	—	14.7
Total	$181.4	$83.3	$—	$264.7

As of September 30, 2021
Cash and cash equivalents	$3.1	$—	$—	$3.1
U.S. stock/bond mutual funds	223.2	82.5	—	305.7
International fund	1.2	16.9	—	18.1
Total	$227.5	$99.4	$—	$326.9
	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of September 30, 2022
Cash and cash equivalents	$5.7	$—	$—	$5.7
Equity funds - global (including U.S.)	—	85.7	—	85.7
Real asset funds	—	47.2	—	47.2
Debt securities:
U.S. bond funds	29.4	—	—	29.4
U.S. government index funds	24.6	—	—	24.6
Global funds (including U.S.)	—	43.3	—	43.3
Total	$59.7	$176.2	$—	$235.9

As of September 30, 2021
Cash and cash equivalents	$8.3	$—	$—	$8.3
Equity funds - global (including U.S.)	—	148.6	—	148.6
Real asset funds	—	59.2	—	59.2
Debt securities:
U.S. bond funds	38.4	—	—	38.4
U.S. government index funds	45.6	—	—	45.6
Global funds (including U.S.)	—	63.9	—	63.9
Total	$92.3	$271.7	$—	$364.0
	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of September 30, 2022
Cash and cash equivalents	$2.7	$—	$—	$2.7
U.S. stock/bond mutual funds	174.0	—	—	174.0
Total	$176.7	$—	$—	$176.7

As of September 30, 2021
Cash and cash equivalents	$2.4	$—	$—	$2.4
U.S. stock/bond mutual funds	219.3	—	—	219.3
Total	$221.7	$—	$—	$221.7
	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of September 30, 2022
Cash and cash equivalents	$3.5	$—	$—	$3.5
Equity funds - global (including U.S.)	—	21.6	—	21.6
Real asset funds	—	8.1	—	8.1
Debt securities:
U.S. bond funds	7.7	—	—	7.7
U.S. government index funds	6.8	—	—	6.8
Global funds (including U.S.)	—	9.6	—	9.6
Total	$18.0	$39.3	$—	$57.3

As of September 30, 2021
Cash and cash equivalents	$1.4	$—	$—	$1.4
Equity funds - global (including U.S.)	—	32.3	—	32.3
Real asset funds	—	14.6	—	14.6
Debt securities:
U.S. bond funds	12.3	—	—	12.3
U.S. government index funds	8.9	—	—	8.9
Global funds (including U.S.)	—	13.3	—	13.3
Total	$22.6	$60.2	$—	$82.8
	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of September 30, 2022
U.S. stock/bond mutual funds	$—	$69.4	$—	$69.4
International fund	—	13.9	—	13.9
Total	$—	$83.3	$—	$83.3

As of September 30, 2021
U.S. stock/bond mutual funds	$—	$82.5	$—	$82.5
International fund	—	16.9	—	16.9
Total	$—	$99.4	$—	$99.4